LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED SEPTEMBER 21, 2009 TO THE

PROSPECTUS DATED MAY 31, 2009 OF

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 100%

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 85%

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 70%

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 50%

LEGG MASON PARTNERS LIFESTYLE ALLOCATION 30%

LEGG MASON PARTNERS LIFESTYLE INCOME FUND

The following replaces the Fee tables and Examples found in the Funds’ prospectus under the heading “Investments, risks and performance”:

Legg Mason Partners Lifestyle Allocation 100%:

Fee table

This table sets forth the fees and expenses you may pay if you invest in fund shares. Expense ratios for the current fiscal year may be higher than those shown in the “Annual fund operating expenses” table—for example, if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)	Class A		Class B	Class C	Class FI	Class R	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		None	None	None	None	None
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	[1]	5.00%	1.00%	None	None	None

ANNUAL FUND OPERATING EXPENSES
(PAID BY THE FUND AS A % OF NET ASSETS)	Class A	Class B	Class C	Class FI	Class R	Class I
Management fee	None	None	None	None	None	None
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	0.50%	None
Other expenses	0.79%	1.12%	0.34%	0.72%[2]	0.72%[2]	0.52%
Total expenses incurred by the fund	1.04%	2.12%	1.34%	0.97%	1.22%	0.52%
Acquired fund fees and expenses (fees and expenses of underlying funds)[3]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Total annual fund operating expenses[4]	1.94%	3.02%	2.24%	1.87%	2.12%	1.42%
Less contractual fee waiver and/or expense reimbursement[4]	(0.24)%	(0.57)%	n/a	(0.17)%	(0.17)%	n/a
Total net annual fund operating expenses[4]	1.70%	2.45%	2.24%	1.70%	1.95%	1.42%

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

•	You invest $10,000 in the fund for the period shown

•

Your investment has a 5% return each year—the assumption of a 5% return is required by the Securities and Exchange Commission (the “SEC”) for purposes of this example and is not a prediction of the fund’s future performance

•	You reinvest all distributions and dividends without a sales charge

•	The fund’s operating expenses (after giving effect to the contractual fee waivers in effect through at least May 31, 2010) remain the same

•	The expenses of the underlying funds are reflected

NUMBER OF YEARS YOU OWN YOUR SHARES

	1 Year	3 Years	5 Years	10 Years
Class A (with or without redemption)	$738	$1,128	$1,542	$2,692
Class B (redemption at end of period)	$748	$1,180	$1,637	$3,043	[5]
Class B (no redemption)	$248	$880	$1,537	$3,043	[5]
Class C (redemption at end of period)	$327	$700	$1,199	$2,573
Class C (no redemption)	$227	$700	$1,199	$2,573
Class FI (with or without redemption)	$173	$571	$995	$2,176
Class R (with or without redemption)	$198	$648	$1,124	$2,438
Class I (with or without redemption)	$145	$450	$777	$1,703

[1]

You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[2]	“Other expenses” for Class FI and Class R shares have been estimated because no Class FI or Class R shares are currently outstanding.

[3]

Acquired fund fees and expenses (fees and expenses of underlying funds) are based on a weighted average of the fund’s allocation to underlying funds throughout the entire fiscal year ended January 31, 2009.

[4]

Management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the fund (other than brokerage, taxes and extraordinary expenses) to limit such expenses to 0.80%, 1.55%, 1.55%, 0.80%, 1.05% and 0.55% for Class A, Class B, Class C, Class FI, Class R and Class I, respectively, until at least May 31, 2010. Acquired fund fees and expenses (fees and expenses of underlying funds) are included in the calculation of total annual fund operating expenses, but they are not subject to the contractual fee waiver and/or expense reimbursement.

[5]	Assumes conversion to Class A shares approximately eight years after purchase.

Legg Mason Partners Lifestyle Allocation 85%:

Fee table

This table sets forth the fees and expenses you may pay if you invest in fund shares. Expense ratios for the current fiscal year may be higher than those shown in the “Annual fund operating expenses” table—for example, if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)	Class A		Class B	Class C	Class FI	Class R	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		None	None	None	None	None
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	[1]	5.00%	1.00%	None	None	None

ANNUAL FUND OPERATING EXPENSES
(PAID BY THE FUND AS A % OF NET ASSETS)	Class A	Class B	Class C	Class FI	Class R	Class I
Management fee	None	None	None	None	None	None
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	0.50%	None
Other expenses	0.57%	0.74%	0.13%	1.03%[2]	1.03%[2]	0.83%
Total expenses incurred by the fund	0.82%	1.74%	1.13%	1.28%	1.53%	0.83%
Acquired fund fees and expenses (fees and expenses of underlying funds)[3]	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Total annual fund operating expenses[4]	1.60%	2.52%	1.91%	2.06%	2.31%	1.61%
Less contractual fee waiver and/or expense reimbursement[4]	(0.02)%	(0.19)%	n/a	(0.48)%	(0.48)%	(0.28)%
Total net annual fund operating expenses[4]	1.58%	2.33%	1.91%	1.58%	1.83%	1.33%

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

•	You invest $10,000 in the fund for the period shown

•	Your investment has a 5% return each year—the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the fund’s future performance

•	You reinvest all distributions and dividends without a sales charge

•	The fund’s operating expenses (after giving effect to the contractual fee waivers in effect through at least May 31, 2010) remain the same

•	The expenses of the underlying funds are reflected

NUMBER OF YEARS YOU OWN YOUR SHARES

	1 Year	3 Years	5 Years	10 Years
Class A (with or without redemption)	$726	$1,049	$1,394	$2,363
Class B (redemption at end of period)	$736	$1,066	$1,423	$2,614	[5]
Class B (no redemption)	$236	$766	$1,323	$2,614	[5]
Class C (redemption at end of period)	$294	$600	$1,031	$2,232
Class C (no redemption)	$194	$600	$1,031	$2,232
Class FI (with or without redemption)	$161	$600	$1,065	$2,353
Class R (with or without redemption)	$186	$676	$1,193	$2,611
Class I (with or without redemption)	$135	$480	$849	$1,887

[1]

You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[2]	“Other expenses” for Class FI and Class R shares have been estimated because no Class FI or Class R shares are currently outstanding.

[3]

Acquired fund fees and expenses (fees and expenses of underlying funds) are based on a weighted average of the fund’s allocation to underlying funds throughout the entire fiscal year ended January 31, 2009.

[4]

Management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the fund (other than brokerage, taxes and extraordinary expenses) to limit such expenses to 0.80%, 1.55%, 1.55%, 0.80%, 1.05% and 0.55% for Class A, Class B, Class C, Class FI, Class R and Class I shares, respectively, until at least May 31, 2010. Acquired fund fees and expenses (fees and expenses of underlying funds) are included in the calculation of total annual fund operating expenses, but they are not subject to the contractual fee waiver and/or expense reimbursement.

[5]	Assumes conversion to Class A shares approximately eight years after purchase.

Legg Mason Partners Lifestyle Allocation 70%:

Fee table

This table sets forth the fees and expenses you may pay if you invest in fund shares. Expense ratios for the current fiscal year may be higher than those shown in the “Annual fund operating expenses” table—for example, if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)	Class A		Class B	Class C	Class FI	Class R	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		None	None	None	None	None
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	[1]	5.00%	1.00%	None	None	None

ANNUAL FUND OPERATING EXPENSES
(PAID BY THE FUND AS A % OF NET ASSETS)	Class A	Class B	Class C	Class FI	Class R	Class I
Management fee	None	None	None	None	None	None
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	0.50%	None
Other expenses	0.47%	0.65%	0.14%	0.81%[2]	0.81%[2]	0.61%
Total expenses incurred by the fund	0.72%	1.65%	1.14%	1.06%	1.31%	0.61%
Acquired fund fees and expenses (fees and expenses of underlying funds)[3]	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Total annual fund operating expenses[4]	1.45%	2.38%	1.87%	1.79%	2.04%	1.34%
Less contractual fee waiver and/or expense reimbursement[4]	n/a	(0.10)%	n/a	(0.26)%	(0.26)%	(0.06)%
Total net annual fund operating expenses[4]	1.45%	2.28%	1.87%	1.53%	1.78%	1.28%

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

•	You invest $10,000 in the fund for the period shown

•	Your investment has a 5% return each year—the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the fund’s future performance

•	You reinvest all distributions and dividends without a sales charge

•	The fund’s operating expenses (after giving effect to the contractual fee waivers in effect through at least May 31, 2010) remain the same

•	The expenses of the underlying funds are reflected

NUMBER OF YEARS YOU OWN YOUR SHARES

	1 Year	3 Years	5 Years	10 Years
Class A (with or without redemption)	$714	$1,007	$1,321	$2,210
Class B (redemption at end of period)	$731	$1,033	$1,362	$2,478	[5]
Class B (no redemption)	$231	$733	$1,262	$2,478	[5]
Class C (redemption at end of period)	$290	$588	$1,011	$2,192
Class C (no redemption)	$190	$588	$1,011	$2,192
Class FI (with or without redemption)	$156	$538	$945	$2,083
Class R (with or without redemption)	$181	$615	$1,075	$2,349
Class I (with or without redemption)	$130	$419	$729	$1,608

[1]

You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[2]	“Other expenses” for Class FI and Class R shares have been estimated because no Class FI or Class R shares are currently outstanding.

[3]

Acquired fund fees and expenses (fees and expenses of underlying funds) are based on a weighted average of the fund’s allocation to underlying funds throughout the entire fiscal year ended January 31, 2009.

[4]

Management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the fund (other than brokerage, taxes and extraordinary expenses) to limit such expenses to 0.80%, 1.55%, 1.55%, 0.80%, 1.05% and 0.55% for Class A, Class B, Class C, Class FI, Class R and Class I, respectively, until at least May 31, 2010. Acquired fund fees and expenses (fees and expenses of underlying funds) are included in the calculation of total annual fund operating expenses, but they are not subject to the contractual fee waiver and/or expense reimbursement.

[5]	Assumes conversion to Class A shares approximately eight years after purchase.

Legg Mason Partners Lifestyle Allocation 50%:

Fee table

This table sets forth the fees and expenses you may pay if you invest in fund shares. Expense ratios for the current fiscal year may be higher than those shown in the “Annual fund operating expenses” table—for example, if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)	Class A		Class B	Class C	Class FI	Class R	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%		None	None	None	None	None
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	[1]	5.00%	1.00%	None	None	None

ANNUAL FUND OPERATING EXPENSES
(PAID BY THE FUND AS A % OF NET ASSETS)	Class A	Class B	Class C	Class FI	Class R	Class I
Management fee	None	None	None	None	None	None
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.25%	0.50%	None
Other expenses	0.32%	0.48%	0.16%	0.53%[2]	0.53%[2]	0.48%[2]
Total expenses incurred by the fund	0.57%	1.48%	1.16%	0.78%	1.03%	0.48%
Acquired fund fees and expenses (fees and expenses of underlying funds)[3]	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Total annual fund operating expenses[4]	1.24%	2.15%	1.83%	1.45%	1.70%	1.15%
Less contractual fee waiver and/or expense reimbursement[4]	n/a	n/a	n/a	n/a	n/a	n/a
Total net annual fund operating expenses[4]	1.24%	2.15%	1.83%	1.45%	1.70%	1.15%

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

•	You invest $10,000 in the fund for the period shown

•	Your investment has a 5% return each year—the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the fund’s future performance

•	You reinvest all distributions and dividends without a sales charge

•	The fund’s operating expenses (after giving effect to the contractual fee waivers in effect through at least May 31, 2010) remain the same

•	The expenses of the underlying funds are reflected

NUMBER OF YEARS YOU OWN YOUR SHARES

	1 Year	3 Years	5 Years	10 Years
Class A (with or without redemption)	$694	$946	$1,217	$1,989
Class B (redemption at end of period)	$718	$973	$1,254	$2,250	[5]
Class B (no redemption)	$218	$673	$1,154	$2,250	[5]
Class C (redemption at end of period)	$286	$576	$991	$2,148
Class C (no redemption)	$186	$576	$991	$2,148
Class FI (with or without redemption)	$148	$459	$793	$1,736
Class R (with or without redemption)	$173	$536	$923	$2,008
Class I (with or without redemption)	$117	$365	$632	$1,398

[1]

You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[2]	“Other expenses” for Class FI, Class R and Class I shares have been estimated because no Class FI, Class R or Class I shares are currently outstanding.

[3]

Acquired fund fees and expenses (fees and expenses of underlying funds) are based on a weighted average of the fund’s allocation to underlying funds throughout the entire fiscal year ended January 31, 2009.

[4]

Management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the fund (other than brokerage, taxes and extraordinary expenses) to limit such expenses to 0.80%, 1.55%, 1.55%, 0.80%, 1.05% and 0.55% for Class A, Class B, Class C, Class FI, Class R and Class I, respectively, until at least May 31, 2010. Acquired fund fees and expenses (fees and expenses of underlying funds) are included in the calculation of total annual fund operating expenses, but they are not subject to the contractual fee waiver and/or expense reimbursement.

[5]	Assumes conversion to Class A shares approximately eight years after purchase.

Legg Mason Partners Lifestyle Allocation 30%:

Fee table

This table sets forth the fees and expenses you may pay if you invest in fund shares. Expense ratios for the current fiscal year may be higher than those shown in the “Annual fund operating expenses” table—for example, if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)	Class A		Class B	Class C	Class FI	Class R	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.25%		None	None	None	None	None
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	[1]	4.50%	1.00%	None	None	None

ANNUAL FUND OPERATING EXPENSES
(PAID BY THE FUND AS A % OF NET ASSETS)	Class A	Class B	Class C	Class FI	Class R	Class I
Management fee	None	None	None	None	None	None
Distribution and service (12b-1) fees	0.25%	0.75%	0.70%	0.25%	0.50%	None
Other expenses	0.36%	0.53%	0.40%	0.61%[2]	0.61%[2]	0.56%[2]
Total expenses incurred by the fund	0.61%	1.28%	1.10%	0.86%	1.11%	0.56%
Acquired fund fees and expenses (fees and expenses of underlying funds)[3]	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Total annual fund operating expenses[4]	1.22%	1.89%	1.71%	1.47%	1.72%	1.17%
Less contractual fee waiver and/or expense reimbursement[4]	n/a	n/a	n/a	(0.06)	(0.06)	(0.01)
Total net annual fund operating expenses[4]	1.22%	1.89%	1.71%	1.41%	1.66%	1.16%

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

•	You invest $10,000 in the fund for the period shown

•	Your investment has a 5% return each year—the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the fund’s future performance

•	You reinvest all distributions and dividends without a sales charge

•	The fund’s operating expenses (after giving effect to the contractual fee waivers in effect through at least May 31, 2010) remain the same as shown

•	The expenses of the underlying funds are reflected

NUMBER OF YEARS YOU OWN YOUR SHARES

	1 Year	3 Years	5 Years	10 Years
Class A (with or without redemption)	$544	$796	$1,067	$1,839
Class B (redemption at end of period)	$642	$894	$1,121	$2,038	[5]
Class B (no redemption)	$192	$594	$1,021	$2,038	[5]
Class C (redemption at end of period)	$274	$539	$929	$2,020
Class C (no redemption)	$174	$539	$929	$2,020
Class FI (with or without redemption)	$144	$459	$797	$1,753
Class R (with or without redemption)	$169	$537	$929	$2,026
Class I (with or without redemption)	$118	$371	$643	$1,419

[1]

You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[2]	“Other expenses” for Class FI, Class R and Class I have been estimated because no Class FI, Class R or Class I shares are currently outstanding.

[3]

Acquired fund fees and expenses (fees and expenses of underlying funds) are based on a weighted average of the fund’s allocation to underlying funds throughout the entire fiscal year ended January 31, 2009.

[4]

Management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the fund (other than brokerage, taxes and extraordinary expenses) to limit such expenses to 0.80%, 1.30%, 1.25%, 0.80%, 1.05% and 0.55% for Class A, Class B, Class C, Class FI, Class R and Class I, respectively, until at least May 31, 2010. Acquired fund fees and expenses (fees and expenses of underlying funds) are included in the calculation of total annual fund operating expenses, but they are not subject to the contractual fee waiver and/or expense reimbursement.

[5]	Assumes conversion to Class A shares approximately eight years after purchase.

Legg Mason Partners Lifestyle Income Fund:

Fee table

This table sets forth the fees and expenses you may pay if you invest in fund shares. Expense ratios for the current fiscal year may be higher than those shown in the “Annual fund operating expenses” table—for example, if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)	Class A		Class B	Class C	Class FI	Class R	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	4.25%		None	None	None	None	None
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None	[1]	4.50%	1.00%	None	None	None

ANNUAL FUND OPERATING EXPENSES
(PAID BY THE FUND AS A % OF NET ASSETS)	Class A	Class B	Class C	Class FI	Class R	Class I
Management fee	None	None	None	None	None	None
Distribution and service (12b-1) fees	0.25%	0.75%	0.70%	0.25%	0.50%	None
Other expenses	0.59%	0.79%	0.70%	0.84%[2]	0.84%[2]	0.79%[2]
Total expenses incurred by the fund	0.84%	1.54%	1.40%	1.09%	1.34%	0.79%
Acquired fund fees and expenses (fees and expenses of underlying funds)[3]	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Total annual fund operating expenses[4]	1.39%	2.09%	1.95%	1.64%	1.89%	1.34%
Less contractual fee waiver and/or expense reimbursement[4]	(0.04)%	(0.24)%	(0.15)%	(0.29)%	(0.29)%	(0.24)%
Total net annual fund operating expenses[4]	1.35%	1.85%	1.80%	1.35%	1.60%	1.10%

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

•	You invest $10,000 in the fund for the period shown

•	Your investment has a 5% return each year—the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the fund’s future performance

•	You reinvest all distributions and dividends without a sales charge

•	The fund’s operating expenses (after giving effect to the contractual fee waivers in effect through at least May 31, 2010) remain the same

•	The expenses of the underlying funds are reflected

NUMBER OF YEARS YOU OWN YOUR SHARES

	1 Year	3 Years	5 Years	10 Years
Class A (with or without redemption)	$557	$843	$1,150	$2,021
Class B (redemption at end of period)	$638	$932	$1,202	$2,222	[5]
Class B (no redemption)	$188	$632	$1,102	$2,222	[5]
Class C (redemption at end of period)	$283	$598	$1,039	$2,263
Class C (no redemption)	$183	$598	$1,039	$2,263
Class FI (with or without redemption)	$137	$489	$865	$1,920
Class R (with or without redemption)	$163	$566	$995	$2,188
Class I (with or without redemption)	$112	$401	$711	$1,592

[1]

You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[2]	“Other expenses” for Class FI, Class R and Class I shares have been estimated because no Class FI, Class R or Class I shares are currently outstanding.

[3]

Acquired fund fees and expenses (fees and expenses of underlying funds) are based on a weighted average of the fund’s allocation to underlying funds throughout the entire fiscal year ended January 31, 2009.

[4]

Management has contractually agreed to waive fees and/or reimburse expenses incurred directly by the fund (other than brokerage, taxes and extraordinary expenses) to limit such expenses to 0.80%, 1.30%, 1.25%, 0.80%, 1.05% and 0.55% for Class A, Class B, Class C, Class FI, Class R and Class I, respectively, until at least May 31, 2010. Acquired fund fees and expenses (fees and expenses of underlying funds) are included in the calculation of total annual fund operating expenses, but they are not subject to the contractual fee waiver and/or expense reimbursement.

[5]	Assumes conversion to Class A shares approximately eight years after purchase.

FDXX012015